Business, basis of presentation, new accounting standards and summary of significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business, basis of presentation, new accounting standards and summary of significant accounting policies
Business, basis of presentation, new accounting standards and summary of significant accounting policies

1.Business, basis of presentation, new accounting standards and summary of significant accounting policies

General

MetaVia Inc. (the “Company”), a Delaware corporation, and its subsidiaries are referred to collectively in these notes to the condensed consolidated financial statements of the Company as “MetaVia,” “we,” “our” and “us.” We are a clinical-stage biotechnology company focused primarily on developing novel pharmaceuticals to treat cardiometabolic diseases. MetaVia has two programs focused primarily on the treatment of metabolic dysfunction-associated steatohepatitis (“MASH”) and obesity, Vanoglipel (DA-1241) and DA-1726.

While we primarily focus our financial resources and management’s attention on the development of Vanoglipel (DA-1241) and DA-1726, we also have four legacy therapeutic programs designed to impact a range of indications in viral, neurodegenerative and cardiometabolic diseases on which we are not planning to advance development and have, or continue to consider for, out-licensing and divestiture opportunities.

Our operations have consisted principally of performing research and development (“R&D”) activities, which include preclinical developments and clinical trials, and raising capital. Our activities are subject to significant risks and uncertainties, including failing to secure additional funding before sustainable revenues and profit from operations are achieved.

Recasting for common stock reverse stock split

In December 2025, we completed a one-for-eleven reverse stock split of our common stock (the “Reverse Stock Split”). As a result, every eleven shares of our issued and outstanding common stock were combined, converted and changed into one share of our common stock. Any fraction of a share of our common stock that was created as a result of the Reverse Stock Split was rounded down to the next whole share and the stockholder received cash equal to the market value of the fractional share, determined by multiplying such fraction by the closing sales price of our common stock as reported on Nasdaq Capital Market LLC (“Nasdaq”) on the last trading day before the Reverse Stock Split. The Reverse Stock Split was initially approved by our stockholders at the annual meeting of stockholders in June 2025. At the annual meeting, the stockholders approved a proposal to amend our certificate of incorporation to affect a reverse split of our outstanding common stock at a ratio in the range of one-for-five to one-for-thirty to be determined at the discretion of our Board of Directors (“Board”). In November 2025, our Board approved the Reverse Stock Split.

The Reverse Stock Split did not impact the number of authorized shares of common stock of 100,000,000 shares. For the Reverse Stock Split, a proportionate adjustment was made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options, and warrants to purchase shares of our common stock, the number of shares issuable upon vesting of restricted stock units (“RSUs”) and the number of shares reserved for issuance pursuant to our equity incentive compensation plans.

In the accompanying consolidated financial statements and these notes to consolidated financial statements, the number of shares of common stock and per share data have been adjusted to give effect to the Reverse Stock Split for all periods presented. Additionally, since the common stock par value was unchanged, the amounts for common stock and additional paid-in capital have been adjusted to give effect to the Reverse Stock Split for all periods presented.

Going concern

As reflected in the condensed consolidated financial statements, we had $14.3 million in cash as of September 30, 2025. We have experienced net losses and negative cash flows from operating activities since our inception and had an accumulated deficit of $146.9 million as of September 30, 2025. We have incurred a net loss of $11.0 million and net cash used in operating activities of $10.8 million for the nine months ended September 30, 2025. Due in large part to the ongoing clinical trials, we expect to continue to incur net losses and negative cash flows from operating activities for the foreseeable future. These conditions raise substantial doubt about our ability to continue as a going concern within one year from the issuance of these condensed consolidated financial statements.

We plan to continue to fund our operations from equity offerings, debt financing, exercise of existing warrants, or other sources, potentially including collaborations, out-licensing and other similar arrangements. However, there can be no assurance that we will be able to obtain any sources of financing on acceptable terms, or at all, or that the Series B warrants issued in June 2024 will be exercised. To the extent that we can raise additional funds by issuing equity securities or in the event our existing warrants are exercised, our stockholders may experience significant dilution. Any debt financing, if available, may involve restrictive covenants that impact our ability to conduct our business. If we are unable to raise additional capital, we may slow down or stop our ongoing and planned clinical trials until such time as additional capital is raised and this may have a material adverse effect on us.

The determination as to whether we can continue as a going concern contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Our condensed consolidated financial statements have been prepared assuming that we will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of our assets and the satisfaction of our liabilities in the normal course of business.

A.Basis of presentation

We prepared the condensed consolidated financial statements following the requirements of the United States (“U.S.”) Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain notes or other financial information that are normally required by accounting principles generally accepted in the U.S. (“GAAP”) for complete financial statements can be condensed or omitted. However, except as disclosed herein, there has been no material change in the information disclosed in the notes included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 (“2024 Form 10-K”).

Revenues, expenses, assets, liabilities, and equities can vary during each quarter of the year. Therefore, the results and trends in these condensed consolidated financial statements may not be representative of those for the full year. In our opinion, all adjustments necessary for a fair statement of the condensed consolidated financial statements, which are of a normal and recurring nature, have been made for the interim periods reported. The information included in the condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes included in our 2024 Form 10-K. Certain amounts in the condensed consolidated financial statements and accompanying notes may not add up due to rounding, and all percentages have been calculated using unrounded amounts.

B.New accounting standards

Adoption of new accounting standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures to improve the transparency of income tax disclosures by amending the required rate reconciliation disclosures as well as requiring disclosure of income taxes paid disaggregated by jurisdiction. As amended, the rate reconciliation disclosure will be required to be presented in both percentages and reporting currency amounts, with consistent categories and greater disaggregation of information. This ASU also includes amendments intended to improve the effectiveness of income tax disclosures and eliminate certain existing disclosure requirements related to uncertain tax positions and unrecognized deferred tax liabilities. This ASU is effective for annual periods beginning after December 15, 2024. We do not expect the adoption of ASU 2023-09 to have a significant impact on our consolidated financial statements and accompanying notes for the year ended December 31, 2025.

Accounting standards issued but not yet adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to the consolidated financial statements at interim and annual reporting periods. The amendments in this ASU do not change or remove current expense disclosure requirements; however, the amendments affect where such information appears in the notes to the consolidated financial statements because entities are required to include certain current disclosures in the same tabular format disclosure as the other disaggregation requirements in the amendments. In January 2025, the FASB issued ASU 2025-01, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting period beginning after December 15, 2027. Early adoption is permitted. We are currently evaluating the impact of adopting this ASU to our notes to the consolidated financial statements and processes.

Other recently issued accounting standards not yet adopted by us are not expected, upon adoption, to have a material impact on our condensed consolidated financial statements.

C.Estimates and assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses, and related disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of expenses during the reporting period. The most significant estimates in our condensed consolidated financial statements relate to clinical trial costs and accruals, classification of warrants as derivative liability or equity, and the fair value of stock-based compensation and warrants. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates. Changes in estimates are reflected in reported results in the period in which they become known.

D.Significant accounting policies

Our significant accounting policies are described in “Note 1. Business, basis of presentation, new accounting standards and summary of significant accounting policies” in the audited consolidated financial statements and notes thereto for the year ended December 31, 2024, which is included in our 2024 Form 10-K. Except as disclosed below, there have been no material changes to the Company’s significant accounting policies.

Segment reporting

We manage and operate as one reportable segment, which is principally the business of development of pharmaceutical products, with one geographic location in the United States. We do not operate separate lines of business with respect to each pharmaceutical product being studied in a clinical environment. Our Chief Operating Decision Maker (“CODM”) is our chief executive officer. The CODM manages the Company’s operations on a consolidated basis for the purpose of allocating resources. The measure of performance used by the CODM to assess segment performance is reported on the consolidated statements of operations as loss from operations and net loss. Since the Company only has one reportable segment, our CODM does not need to decide on how to allocate resources between segments. The measure of segment assets is reported on the consolidated balance sheets as total assets.

1. Business, basis of presentation, new accounting standards and summary of significant accounting policies

General

MetaVia Inc. (the “Company”), a Delaware corporation, and its subsidiaries are referred to collectively in these notes to the financial statements of the Company as “MetaVia,” “we,” “our” and “us.” Prior to the Company’s legal name change in November 2024, the Company was formerly known as NeuroBo Pharmaceuticals, Inc. We are a clinical-stage biotechnology company focused primarily on developing novel pharmaceuticals to treat cardiometabolic diseases. MetaVia has two programs focused primarily on the treatment of metabolic dysfunction-associated steatohepatitis (“MASH”) and obesity, DA-1241 and DA-1726.

While we primarily focus our financial resources and management’s attention on the development of DA-1241 and DA-1726, we also have four legacy therapeutic programs designed to impact a range of indications in viral, neurodegenerative and cardiometabolic diseases which we are not planning to advance development on and have, or continue to consider for, out-licensing and divestiture opportunities. In July 2024, we entered into an exclusive out-license agreement with MThera Pharma Co., LTD. (“MThera”) to provide MThera with the rights to NB-01 for the treatment of painful diabetic neuropathy.

Our operations have consisted principally of performing research and development (“R&D”) activities, which include preclinical developments and clinical trials, and raising capital. Our activities are subject to significant risks and uncertainties, including failing to secure additional funding before sustainable revenues and profit from operations are achieved.

Common stock reverse stock split

In December 2025, we completed a one-for-eleven reverse stock split of our common stock (the “Reverse Stock Split”). As a result, every eleven shares of our issued and outstanding common stock were combined, converted and changed into one share of our common stock. Any fraction of a share of our common stock that was created as a result of the Reverse Stock Split was rounded down to the next whole share and the stockholder received cash equal to the market value of the fractional share, determined by multiplying such fraction by the closing sales price of our common stock as reported on Nasdaq Capital Market LLC (“Nasdaq”) on the last trading day before the Reverse Stock Split. The Reverse Stock Split was initially approved by our stockholders at the annual meeting of stockholders in June 2025. At the annual meeting, the stockholders approved a proposal to amend our certificate of incorporation to affect a reverse split of our outstanding common stock at a ratio in the range of one-for-five to one-for-thirty to be determined at the discretion of our Board of Directors (“Board”). In November 2025, our Board approved the Reverse Stock Split.

The Reverse Stock Split did not impact the number of authorized shares of common stock of 100,000,000 shares. For the Reverse Stock Split, a proportionate adjustment was made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options, and warrants to purchase shares of our common stock, the number of shares issuable upon vesting of restricted stock units (“RSUs”) and the number of shares reserved for issuance pursuant to our equity incentive compensation plans.

In the accompanying consolidated financial statements and these notes to consolidated financial statements, the number of shares of common stock and per share data have been adjusted to give effect to the Reverse Stock Split in all periods presented. Additionally, since the common stock par value was unchanged, the amounts for common stock and additional paid-in capital have been adjusted to give effect to the Reverse Stock Split in all periods presented.

Going concern

As reflected in the consolidated financial statements, we had $16.0 million in cash as of December 31, 2024. We have experienced net losses and negative cash flows from operating activities since our inception and had an accumulated deficit of $135.9 million as of December 31, 2024. We have incurred a net loss of $27.6 million and net cash used in operating activities of $24.7 million for the year ended December 31, 2024. Due in large part to the ongoing Phase 2a clinical trial for DA-1241 and Phase 1 clinical trial for DA-1726, we expect to continue to incur net losses and negative cash flows from operating activities for the foreseeable future. These conditions raise substantial doubt about our ability to continue as a going concern within one year from the issuance of these consolidated financial statements.

We plan to continue to fund our operations from equity offerings, debt financing, or other sources, potentially including collaborations, out-licensing and other similar arrangements. However, there can be no assurance that we will be able to obtain any sources of financing on acceptable terms, or at all, or that the Series A Warrants will be exercised. To the extent that we can raise additional funds by issuing equity securities or in the event our existing warrants are exercised, our stockholders may experience significant dilution. Any debt financing, if available, may involve restrictive covenants that impact our ability to conduct our business. If we are unable to raise additional capital, we may slow down or stop our ongoing and planned clinical trials until such time as additional capital is raised and this may have a material adverse effect on us.

The determination as to whether we can continue as a going concern contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Our consolidated financial statements have been prepared assuming that we will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of our assets and the satisfaction of our liabilities in the normal course of business.

A.Basis of presentation

Our consolidated financial statements include a South Korean wholly owned subsidiary, which was dissolved and liquidated in June 2023. The accompanying financial statements were prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Our fiscal year-end is as of and for the year ended December 31st for each year presented. All significant intercompany accounts and transactions have been eliminated in the preparation of the financial statements.

B.New accounting standards

Adoption of new accounting standards

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to improve disclosure requirements about reportable segments and address requests from investors for additional, more detailed information about a reportable segment’s expenses. This ASU requires that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this ASU and all existing segment disclosures in Topic 280. Additionally, this ASU requires disclosures of significant segment expenses provided to the Chief Operating Decision Maker (“CODM”) and included in reported measures of segment profit and loss. Disclosure of the title and position of the CODM is required. This ASU requires interim and annual disclosures about a reportable segment’s profit or loss and assets. Furthermore, this ASU requires disclosure of other segment items by reportable segment including a description of its composition. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, on a retrospective basis. We adopted ASU 2023-07 in 2024. See below I. Segment reporting and Note 8. Significant segment expenses for additional information.

Other new accounting standards or accounting standards updates were assessed and determined to be either not applicable or did not have a material impact on our consolidated financial statements or processes.

Accounting standards issued but not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures to improve the transparency of income tax disclosures by amending the required rate reconciliation disclosures as well as requiring disclosure of income taxes paid disaggregated by jurisdiction. As amended, the rate reconciliation disclosure will be required to be presented in both percentages and reporting currency amounts, with consistent categories and greater disaggregation of information. This ASU also includes amendments intended to improve the effectiveness of income tax disclosures and eliminate certain existing disclosure requirements related to uncertain tax positions and unrecognized deferred tax liabilities. This ASU is effective for fiscal years beginning after December 15, 2024 and should be applied prospectively. Early adoption is permitted. We are currently evaluating the impact of adopting this ASU to our notes to the consolidated financial statements and processes.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The amendments in this ASU do not change or remove current expense disclosure requirements; however, the amendments affect where such information appears in the notes to financial statements because entities are required to include certain current disclosures in the same tabular format disclosure as the other disaggregation requirements in the amendments. In January 2025, the FASB issued ASU 225-01, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting period beginning after December 15, 2027. Early adoption is permitted. We are currently evaluating the impact of adopting this ASU to our notes to the consolidated financial statements and processes.

Other recently issued accounting standards not yet adopted by us are not expected, upon adoption, to have a material impact on our consolidated financial statements.

C.Estimates and assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses, and related disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. The most significant estimates in our consolidated financial statements relate to clinical trial costs and accruals, classification of warrants as derivative liability or equity, and the fair value of stock-based compensation and warrants. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates. Changes in estimates are reflected in reported results in the period in which they become known.

D.Cash

We maintain cash at financial institutions that at times may exceed the Federal Deposit Insurance Corporation (“FDIC”) insured limits of $0.25 million per bank. Our cash balance includes liquid insured deposits, which are obligations of the banks in which the deposits are held and qualify for FDIC insurance protection per depositor in each recognized legal category of account ownership in accordance with the rules of the FDIC. To date, we have not experienced any losses related to these funds.

E.Property and equipment, net

Property and equipment are recorded at cost and reduced by accumulated depreciation. Depreciation expense is recognized over the estimated useful lives of the assets using the straight-line method. The estimated useful life for property and equipment ranges from three to five years. Tangible assets acquired for R&D activities and that have an alternative use are capitalized over the useful life of the acquired asset. Estimated useful lives are periodically reviewed, and when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts. Maintenance and repairs are charged directly to expense as incurred.

F.Leases

We assess our contracts at inception to determine whether the contract contains a lease, including evaluation of whether the contract conveys the right to control an explicitly or implicitly identified asset for a period of time. We have recognized right-of-use assets and lease liabilities that represent the net present value of future operating lease payments utilizing a discount rate corresponding to our incremental borrowing rate and amortized over the remaining terms of the leases. For operating leases of a short-term nature, i.e., those with a term of less than twelve months, we recognize lease payments as an expense on a straight-line basis over the remaining lease term.

G.Warrant liabilities

Warrants are accounted for as liabilities at their fair value if equity accounting treatment is precluded due to provisions existing within the warrant agreements. The change in fair value of the warrant liabilities is recognized as a fair value change in warrant liabilities in the consolidated statements of operations and as an operating item in the statement of cash flows. Additionally, issuance costs associated with warrants initially classified as liabilities are expensed as incurred and reflected as financing costs in the accompanying consolidated statements of operations.

H.Fair value of financial instruments

Our financial instruments principally include cash, prepaid expenses, right of use assets, accounts payable, accrued liabilities, lease liabilities and warrant liabilities. The carrying amounts of cash, prepaid expenses and other current assets, accounts payable, and accrued liabilities are reasonable estimates of their fair value because of the short maturity of these items.

I.Segment reporting

We manage and operate as one reportable segment, which is principally the business of development of pharmaceutical products, with one geographic location. We do not operate separate lines of business with respect each pharmaceutical product being studied in a clinical environment, and we do not prepare discrete financial information with respect to our pharmaceutical products. Our CODM is our chief executive officer. The measure of performance used by the CODM to assess segment performance is reported on the consolidated statements of operations as loss from operations and net loss. Since the Company only have one reportable segment, our CODM does not need to decide on how to allocate resources between segments. The measure of segment assets is reported on the consolidated balance sheets as total assets.

J.Research and development costs

R&D expenditures for clinical development, including upfront licensing fees and milestone payments associated with products that have not yet been approved by the United States Food and Drug Administration, are charged to R&D expense as incurred. These expenses consist of costs incurred in performing development activities, including salaries and benefits, equity-based compensation expense, preclinical expenses, clinical trial and related clinical manufacturing expenses, contract services and other outside expenses.

Expenses incurred for certain R&D activities, including expenses associated with particular activities performed by contract research organizations, investigative sites in connection with clinical trials and contract manufacturing organizations, are recognized based on an evaluation of the progress or completion of specific tasks using either time-based measures or data such as information provided to us by our vendors on actual activities completed or costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of expense recognition. Expenses for R&D activities incurred that have yet to be invoiced by the vendors that perform the related activities are reflected as clinical trial accrued liabilities in the accompanying consolidated financial statements. Advance payments, if any, for goods or services to be received in the future for R&D activities are deferred and capitalized as prepaid expenses and other current assets in the accompanying consolidated balance sheets. The capitalized amounts are expensed as the related goods are delivered or the services are performed.

K.Acquired in-process research and development

We include costs to acquire or in-license product candidates in acquired in-process R&D (“IPR&D”). When we acquire the right to develop and commercialize a new product candidate, any up-front payments, or any future milestone payments that relate to the acquisition or licensing of such a right are immediately expensed as acquired IPR&D in the period in which they are incurred. These costs are immediately expensed provided that the payments do not also represent processes or activities that would constitute a “business” as defined under GAAP, or provided that the product candidate has not achieved regulatory approval for marketing and absent obtaining such approval, has no alternative future use. Royalties owed on future sales of any licensed product will be expensed in the period the related revenues are recognized.

L.General and administrative expenses

General and administrative expenses consist primarily of personnel-related costs, including salaries and stock-based compensation costs, for personnel in functions not directly associated with R&D activities. Other significant costs include legal fees related to intellectual property and corporate matters and professional fees for accounting and other services.

M.Patent costs

Costs related to filing and pursuing patent applications are expensed as incurred, as recoverability of such expenditures is uncertain. These costs are included in general and administrative expenses.

N.Stock-based compensation

Compensation costs related to equity instruments granted are recognized at the grant-date fair value, which is amortized as compensation expense on a straight-line basis over the requisite service period (generally, the vesting period) for both graded and cliff vesting awards. We have elected to account for forfeitures as they occur.

O.Income taxes

Income taxes are accounted for under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and income tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in income tax rates is recorded as a component of the income tax provision in the period that includes the enactment date.

Regular assessments are made on the likelihood that our deferred tax assets will be recovered from our future taxable income. Our evaluation is based on estimates, assumptions, and includes an analysis of available positive and negative evidence, giving weight based on the evidence’s relative objectivity. Sources of positive evidence include estimates of future taxable income, future reversal of existing taxable temporary differences, taxable income in carryback years, and available tax planning strategies. Sources of negative evidence include current and cumulative losses in recent years, losses expected in early future years, any history of operating losses or tax credit carryforwards expiring unused, and unsettled circumstances that, if unfavorably resolved, would adversely affect future profit levels.

The remaining carrying value of our deferred tax assets, after recording the valuation allowance on our deferred tax assets, is based on our present belief that it is more likely than not that we will be able to generate sufficient future taxable income to utilize such deferred tax assets. The amount of the remaining deferred tax assets considered recoverable could be adjusted if our estimates of future taxable income during the carryforward period change favorably or unfavorably. To the extent we believe that it is more likely than not that some or all the remaining deferred tax assets will not be realized, we must establish a valuation allowance against those deferred tax assets, resulting in additional income tax expense in the period such determination is made. To the extent a valuation allowance currently exists, we will continue to monitor all positive and negative evidence until we believe it is more likely than not that it is no longer necessary, resulting in an income tax benefit in the period such determination is made.

Our policy is to recognize both interest and penalties related to uncertain tax positions as part of the income tax provision. A significant judgment is required in evaluating our tax positions, and in determining our provisions for income taxes, our deferred tax assets and liabilities and any valuation allowance recorded against our net deferred tax assets. We establish reserves when, despite our belief that the income tax return positions are fully supportable, certain positions are likely to be challenged and we may ultimately not prevail in defending those positions.

P.Foreign currency translation

Our foreign subsidiary, dissolved and liquidated in June 2023, used the South Korean Won (KRW) as its functional currency. We translated the assets and liabilities of our foreign operation into United States (“U.S.”) dollars based on the rates of exchange in effect as of the transaction date. The resulting adjustments from the translation process are included in accumulated other comprehensive (loss) income in the accompanying consolidated balance sheets.

Certain transactions are settled in foreign currency and are thus translated to U.S. dollars at the rate of exchange in effect at the end of each month. Gains and losses resulting from the translation are included in other income or expense in the accompanying consolidated statements of operations.

Q.Comprehensive loss

Comprehensive loss is comprised of net loss and other comprehensive income or loss. Comprehensive loss includes net loss as well as other changes in stockholders’ equity that result from transactions and economic events other than those with stockholders. Comprehensive loss currently consists of net loss and changes in foreign currency translation adjustments.

R.Loss per share of common stock

Basic earnings or loss per share of common stock is computed by dividing net income or loss available to stockholders of common stock by the weighted average number of shares of common stock. Diluted earnings per share of common stock is computed by dividing net income or loss available to stockholders of common stock by the sum of the weighted average number of shares of common stock and the number of additional shares of common stock that would have been outstanding if our outstanding potentially dilutive securities had been issued. Potentially dilutive securities include convertible preferred stock, outstanding stock options, non-vested restricted stock units (“RSUs”) and outstanding warrants. The dilutive effect of potentially dilutive securities is reflected in diluted earnings per share of common stock by application of the treasury stock method, except if its impact is anti-dilutive. Under the treasury stock method, an increase in the fair market value of our common stock can result in a greater dilutive effect from potentially dilutive securities. For additional information, see Note 10. Loss per share of common stock.

S.Concentrations

Credit Risk

Financial instruments that potentially subject us to concentration of credit risk consist of cash. As of December 31, 2024, our cash is held by one financial institution in the U.S., and we believe that the financial institution is financially sound. Accordingly, minimal credit risk exists with the financial institution.

Supplier Risk

In 2022, we entered into an exclusive license agreement (the “2022 License Agreement”) with Dong-A ST Co., Ltd. (“Dong-A”), a related party, which requires Dong-A to be the sole manufacturer for the production of DA-1241 and DA-1726. If any issues arise in the manufacturing and we are unable to arrange for alternative third-party manufacturing sources, or unable to find an alternative third party capable of reproducing the existing manufacturing method or unable to do so on commercially reasonable terms or in a timely manner, we may not be able to complete the development of DA-1241 or DA-1726.

T.Loss contingencies

In determining whether an accrual for a loss contingency is required, we first assess the likelihood of occurrence of the future event or events that will confirm the loss. When a loss is probable (the future event or events are likely to occur) and the amount of the loss can be reasonably estimated, the estimated loss is accrued. If the reasonable estimate of the loss is a range and an amount within the range appears to be a better estimate than any other amount within the range, that amount should be accrued. However, if no amount within the range is a better estimate, the minimum amount in the range should be accrued.

When a loss is reasonably possible (the chance of the future event or events occurring is more than remote but less than likely), no accrual is recognized.

U.Reclassification of prior year presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. Adjustments have been made to the consolidated balance sheets to reclassify the presentation of certain current liabilities related to clinical trial accrued liabilities of $3.0 million and related party payable of $0.8 million from accrued expenses and other current liabilities. These reclassifications had no effect on the reported total current liabilities in the consolidated balance sheets.